Assets Held for Sale and Liabilities Associated to Assets Held for Sale (Parenthetical) (Detail) BRL in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2015 BRL	Dec. 31, 2015 USD ($)	Dec. 31, 2014 BRL
Discontinued Operations [Line Items]
Unpaid dividends			BRL 1,263,774
Fair value of the investment	BRL 1,927,686		282,700
Unitel S.A. ("Unitel")
Discontinued Operations [Line Items]
Unpaid dividends | $		$ 661
Fair value of the investment	3,436,000
Recognized profit or loss a loss	BRL 408,000
Unitel S.A. ("Unitel") | Minimum
Discontinued Operations [Line Items]
Discount rate assumptions	15.50%
Unitel S.A. ("Unitel") | Maximum
Discontinued Operations [Line Items]
Discount rate assumptions	17.50%
Operations in Africa
Discontinued Operations [Line Items]
Unpaid dividends			BRL 1,261,826
Loss on goodwill	BRL 89,176